INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE

Note 19-INCOME (LOSS) PER SHARE

Basic income (loss) per share for the years ended December 31, 2010, 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Basic income (loss) per share:
Numerator:
Allocated net income (loss)	150	30,632	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	150	28,853	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,792)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing basic income (loss) per Class A and Class B common share	150	4,061	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660

Basic income (loss) per Class A and Class B common shares	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

Diluted income (loss) per share for the years ended December 31, 2010 2011 and 2012 is calculated as follows:

	Year Ended December 31,
	2010		2011		2012
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Diluted income (loss) per share:
Numerator:
Allocated net income (loss)	714	30,068	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Deemed dividend on Series C convertible preferred shares	-	(1,779)	-	-	-	-	-	-

Net income (loss) attributable to Class A and Class B common shareholders	714	28,289	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Undistributed income allocated to convertible preferred shareholders	-	(24,561)	-	-	-	-	-	-

Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation	714	3,728	(109,340)	(119,147)	(297,335)	(47,726)	(146,516)	(23,517)
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares	3,728	-	(119,147)	-	(146,516)	(23,517)	-	-

Net income (loss) attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share	4,442	3,728	(228,487)	(119,147)	(443,851)	(71,243)	(146,516)	(23,517)

Denominator:
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share	6,712,195	181,562,768	188,572,218	205,486,874	267,707,132	267,707,132	131,916,660	131,916,660
Conversion of Class B to Class A common shares	181,562,768	-	205,486,874	-	131,916,660	131,916,660	-	-
Dilutive options	28,084,300	-	-	-	-	-	-	-

Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share	216,359,263	181,562,768	394,059,092	205,486,874	399,623,792	399,623,792	131,916,660	131,916,660

Diluted income (loss) per Class A and Class B common share	0.02	0.02	(0.58)	(0.58)	(1.11)	(0.18)	(1.11)	(0.18)

The convertible preferred shareholders receive dividends in preference to the common shareholders when declared. Under the two-class method, undistributed income is allocated to common shares and participating securities to the extent that each security may share in earnings as if all of the income for the year had been distributed. For the year ended December 31, 2010, the undistributed income allocated to convertible preferred shareholders consisted of the contracted preferred dividends and their share of the remaining income distributable on the as-converted basis among common shareholders and convertible preferred shareholders.

The effect of conversion features of the Convertible Preferred Shares has been excluded from the computation of diluted income per share for the year ended December 31, 2010 as the effect would be anti-dilutive. The effect of share options has been excluded from the computation of diluted loss per share for the year ended December 31, 2011 and 2012 as the effect would be anti-dilutive.